OTHER CURRENT LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	March 31, 2019	December 31, 2018
Accrued payroll and other benefits	$1,642,775	$1,659,577
Accrued professional fees	167,826	126,384
Accrued interest	188,013	138,605
Accrued rent and facilities costs	99,965	160,544
Deferred revenue	27,470	20,631
Other accrued expenses	21,704	30,000
D&O insurance financing payable	-	52,530
TOTAL OTHER CURRENT LIABILITIES	$2,147,753	$2,188,271

Accrued expenses and other current liabilities consist of the following:

	Years Ended December 31,
	2018	2017

Accrued payroll and other benefits	$1,659,577	$792,746
Accrued rent and facilities costs	160,544	—
Accrued interest	138,605	42,824
Accrued professional fees	126,384	—
D&O insurance financing payable	52,530	—
Other accrued expenses	30,000	1,526
Deferred revenue	20,631	30,690
Other current liabilities	—	11,236
TOTAL OTHER CURRENT LIABILITIES	$2,188,271	$879,022